Cover	Apr. 19, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 19, 2024
Entity File Number	000-55806
Entity Registrant Name	Photozou Holdings, Inc.
Entity Central Index Key	0001627469
Entity Tax Identification Number	90-1260322
Entity Incorporation, State or Country Code	DE
Local Phone Number	81-3-6369-1589